Assets Measured at Fair Value on Recurring Basis (Detail) (Short-term Investments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Trading Securities Bond Funds	Dec. 31, 2012 Designated As Fair Value Hedging Instruments Assets Structured Note	Dec. 31, 2011 Fair Value, Inputs, Level 1 Trading Securities Bond Funds	Dec. 31, 2012 Fair Value, Inputs, Level 2 Designated As Fair Value Hedging Instruments Assets Structured Note
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets fair value disclosure recurring	$ 2,980	$ 14,882	$ 2,980	$ 14,882